Acquisitions	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisitions
Acquisitions

Omnicare Acquisition

On August 18, 2015, the Company acquired 100% of the outstanding common shares and voting interests of Omnicare, for $98 per share for a total of $9.6 billion and assumed long-term debt with a fair value of approximately $3.1 billion. Additionally, holders of Omnicare restricted stock units and performance based restricted stock units received 738,765 CVS Health Corporation restricted stock awards with a fair value of approximately $80 million as replacement awards. Omnicare is a leading health care services company that specializes in the management of complex pharmaceutical care. Omnicare’s long-term care (“LTC”) business is the nation’s largest provider of pharmaceuticals, related pharmacy consulting and other ancillary services to chronic care facilities and other care settings. In addition, Omnicare has a specialty pharmacy business operating primarily under the name of Advanced Care Scripts, and provides commercialization services under the name of RxCrossroads®. The Company is including LTC and the commercialization services in its former Retail Pharmacy Segment, which has been renamed the “Retail/LTC Segment,” and will include the specialty pharmacy business in its Pharmacy Services Segment. The Company acquired Omnicare to expand its operations in dispensing prescription drugs to assisted-living and long-term care facilities, and to broaden its presence in the specialty pharmacy business as the Company seeks to serve a greater percentage of the growing senior patient population in the United States.

The fair value of the consideration transferred on the date of acquisition consisted of the following:

(in millions)
Cash paid to Omnicare shareholders	$9,636
Fair value of replacement equity awards issued to Omnicare employees
for precombination services	9
Total consideration	$9,645

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

(in millions)
Current assets (including cash of $298)	$1,657
Property and equipment	313
Goodwill	9,090
Intangible assets	3,962
Other noncurrent assets	64
Current liabilities	(705)
Long-term debt	(3,110)
Deferred income tax liabilities	(1,518)
Other noncurrent liabilities	(69)
Redeemable noncontrolling interest	$(39)
Total consideration	$9,645

The assessment of fair value is preliminary and is based on information that was available to management at the time the condensed consolidated financial statements were prepared. Accordingly, such amounts may change. The most significant open items included the accounting for deferred income taxes and contingencies as management is awaiting additional information to complete its assessment of these matters. The goodwill represents future economic benefits expected to arise from the Company’s expanded presence in the pharmaceutical care market, the assembled workforce acquired, expected purchasing and revenue synergies, as well as operating efficiencies and cost savings. Goodwill of $8.6 billion was allocated to the Retail/LTC Segment and the remaining goodwill of $0.5 billion was allocated to the Pharmacy Services Segment. Approximately $0.4 billion of the goodwill is deductible for income tax purposes. Intangible assets acquired include customer relationships and trade names of $3.9 billion and $74 million, respectively, with estimated weighted average useful lives of 19.1 and 2.9 years, respectively, and 18.8 years in total.

The fair value of trade accounts receivable acquired is $600 million, with the gross contractual amount being $857 million. The Company expects $257 million of trade accounts receivable to be uncollectible. The fair value of other receivables acquired is $147 million, with the gross contractual amount being $161 million. The Company expects $14 million of other receivables to be uncollectible.

During the year ended December 31, 2015, the Company incurred transaction costs of $70 million associated with the acquisition of Omnicare that were recorded within operating expenses.

The Company’s consolidated results of operations for the year ended December 31, 2015, include $2.6 billion of net revenues and net income of $61 million associated with the operating results of Omnicare from August 18, 2015 to December 31, 2015. These Omnicare operating results include severance costs and accelerated stock-based compensation.

The following unaudited pro forma information presents a summary of the Company’s combined results of operations for the year ended December 31, 2015 and 2014 as if the Omnicare acquisition and the related financing transactions had occurred on January 1, 2014. The following pro forma financial information is not necessarily indicative of the results of operations as they would have been had the transactions been effected on the assumed date, nor is it necessarily an indication of trends in future results for a number of reasons, including, but not limited to, differences between the assumptions used to prepare the pro forma information, basic shares outstanding and dilutive equivalents, cost savings from operating efficiencies, potential synergies, and the impact of incremental costs incurred in integrating the businesses.

	Year Ended December 31,
(in millions, except per share data)	2015	2014
Total revenues	$156,798	$144,836
Income from continuing operations	5,277	4,522
Basic earnings per share from continuing operations	$4.70	$3.88
Diluted earnings per share from continuing operations	$4.66	$3.85

Pro forma income from continuing operations for the year ended December 31, 2015, excludes $135 million related to severance costs, accelerated stock-based compensation and transaction costs incurred in connection with the Omnicare acquisition. Pro forma income from continuing operations for the year ended December 31, 2014, includes a $521 million loss on the early extinguishment of debt recorded by CVS Health.

Target Pharmacy Acquisition

On December 16, 2015, the Company acquired the pharmacy and clinic businesses of Target for approximately $1.9 billion, plus contingent consideration of up to $50 million based on future prescription growth over a three year period. The purchase price is also subject to adjustment based on the value of inventory at the closing date. The Company acquired Target’s 1,672 pharmacies which operate in 47 states and will operate them through a store-within-a-store format, branded as CVS Pharmacy. The Company also acquired 79 Target clinic locations which will be rebranded as MinuteClinic. The Company acquired the Target pharmacy and clinic businesses primarily to expand the geographic reach of its retail pharmacy business.

The estimated fair values of the assets acquired at the date of acquisition were approximately as follows:

In millions
Accounts receivable	$2
Inventories	472
Property and equipment	9
Intangible assets	490
Goodwill	916
Total cash consideration	$1,889

The assessment of fair value is preliminary and is based on information that was available to management at the time the consolidated financial statements were prepared. Accordingly, such amounts may change. As of December 31, 2015, the most significant open item was the inventory related purchase price adjustment. Intangible assets acquired include customer relationships with an estimated useful life of 13 years. The goodwill represents future economic benefits expected to arise from the Company’s expanded geographic presence in the retail pharmacy market, the assembled workforce acquired, expected purchasing and revenue synergies, as well as operating efficiencies and cost savings. The goodwill is deductible for income tax purposes. No liability for any potential contingent consideration has been recorded based on current projections for future prescription growth over the relevant period.

In January 2016, the Company received approximately $21 million from Target as final settlement of the inventory valuation. This amount will be recorded as a reduction of the purchase price in the first quarter of 2016.

In connection with the closing of the transaction, the Company and Target entered into pharmacy and clinic operating and master lease agreements. See Note 7 of the consolidated financial statements for disclosures of the Company’s leasing arrangements.

During the year ended December 31, 2015, the Company incurred transaction costs of approximately $26 million associated with the acquisition that were recorded within operating expenses. The results of the Target pharmacies and clinics are included in the Company’s Retail/LTC Segment beginning on December 16, 2015. Pro forma financial information for this acquisition is not presented as such results are immaterial to the Company’s consolidated financial statements.

Coram Acquisition

On January 16, 2014, the Company acquired 100% of the voting interests of Coram LLC and its subsidiaries (collectively, “Coram”), the specialty infusion services and enteral nutrition business unit of Apria Healthcare Group Inc. (“Apria”), for cash consideration of approximately $2.1 billion, plus contingent consideration of approximately $0.1 billion. The purchase price was also subject to a working capital adjustment, which resulted in the Company receiving $9 million from Apria. Coram is one of the nation’s largest providers of comprehensive infusion services, caring for approximately 240,000 patients annually. Coram has approximately 4,600 employees, including approximately 600 nurses and 250 dietitians, operating primarily through 83 branch locations and six centers of excellence for patient intake.

The contingent consideration is based on the Company’s future realization of Coram’s tax net operating loss carryforwards (“NOLs”) as of the date of the acquisition. The Company will pay the seller the first $60 million in tax savings realized from the future utilization of the Coram NOLs, plus 50% of any additional future tax savings from the remaining NOLs. The fair value of the contingent consideration liability associated with the future realization of the Coram NOLs was determined using Level 3 inputs based on the present value of contingent payments expected to be made based on the Company’s estimate of the amount and timing of Coram NOLs that will ultimately be realized. The change in fair value of the contingent consideration liability recognized in earnings for the year ended December 31, 2014 was immaterial and for the year ended December 31, 2015 was approximately $4 million. During the year ended December 31, 2015, the Company made contingent consideration payments to Apria of approximately $58 million.

The Company recognized approximately $1.6 billion of goodwill in connection with the acquisition. The goodwill represents future economic benefits expected to arise from the Company’s expanded presence in the specialty pharmaceuticals market, the assembled workforce acquired, and the expected synergies from combining operations with Coram. The goodwill is nondeductible for income tax purposes.

Coram’s results of operations are included in the Company’s PSS beginning on January 16, 2014. Pro forma information for this acquisition is not presented as Coram’s results are immaterial to the Company’s consolidated financial statements. During the year ended December 31, 2014, acquisition costs of $15 million were expensed as incurred within operating expenses.